                                  MGI FUNDS(TM)

                                  SUPPLEMENT TO
                          THE CLASS S SHARES PROSPECTUS
                               DATED JULY 31, 2007
                                       AND
                          THE CLASS Y SHARES PROSPECTUS
                               DATED JULY 31, 2007

                The date of this Supplement is January 31, 2008.

     The following  changes are made in the  prospectuses  of the Class S Shares
(the "Class S Prospectus") and of the Class Y-1, Y-2, and Y-3 Shares (the "Class
Y Prospectus") of MGI Funds (the "Trust"):

     1. The information  related to NWQ Investment  Management  Company,  LLC, a subadvisor for the MGI US Small/Mid Cap Value Equity Fund,  located in the final paragraph on page 37  (continuing  onto page 38) of the Class Y Prospectus,  and located in the first paragraph on page 37 of the Class S Prospectus, is deleted, and replaced with the following:

NWQ Investment  Management  Company,  LLC ("NWQ"),  located at 2049 Century Park
East, 16th Floor, Los Angeles,  California 90067, serves as a subadvisor for the
Fund.  NWQ is an  indirect  subsidiary  of  Nuveen  Investments,  Inc.  ("Nuveen
Investments").  On  November  13,  2007,  Nuveen  Investments  was  acquired  by investors led by Madison  Dearborn  Partners,  LLC, a private equity  investment firm based in Chicago, Illinois.

     2.    The     information     related    to     AllianceBernstein,     L.P.
("AllianceBernstein"),  a subadvisor to the MGI Non-US Core Equity Fund, located on page 40  (continuing  onto  pages 41 and 42) of the Class Y  Prospectus,  and located on page 39 (continuing  onto pages 40 and 41) of the Class S Prospectus, is deleted, and replaced with the following:

AllianceBernstein L.P.  ("AllianceBernstein"),  1345 Avenue of the Americas, New
York, New York 10105, serves as a subadvisor for the Fund.  AllianceBernstein is a majority-owned, indirect subsidiary of AXA Financial, Inc., which, in turn, is
a   wholly-owned   subsidiary   of  the   AXA   Group.   As   discussed   below,
AllianceBernstein  manages its  allocated  portions of the Fund's  portfolio  by using  AllianceBernstein's  International  Large  Cap  Growth  strategy  and its
International  Value  strategy  in  order  to  identify  attractive   investment
opportunities.

The  allocated   portion  of  the  Fund's   portfolio   that  is  managed  using
AllianceBernstein's International Large Cap Growth strategy is managed by a team made up of the  following  individuals:  Christopher  M.  Toub,  Executive  Vice
President  and  Chief  Executive  Officer  of  AllianceBernstein   Limited,  and
Head-Global/International  Growth Equities.  Mr. Toub has been an Executive Vice
President  since 1999 and Head of  Global/International  Growth  Equities  since
1998. Stephen Beinhacker, Senior Vice President,  Global/International Large Cap
Growth Portfolio  Manager and Chief Investment  Officer-Emerging  Markets Growth
Equities.  Mr.  Beinhacker  joined  the firm in 1992 as the firm's  director  of international  quantitative  stock research and joined the  Global/International
Large  Cap  Growth  team in 1994.  James K.  Pang,  Senior  Vice  President  and
Global/International  Large Cap Growth  Portfolio  Manager.  Mr. Pang joined the firm in 1996 and  became a member of the  Global/International  Large Cap Growth team in 1998.  Gregory  Eckersley,  Senior Vice  President and Senior  Portfolio
Manager.  Mr.  Eckersley  joined the firm in 1991 as a non-US  growth  portfolio manager based in London. In 2006, he joined the  Global/International  Large Cap
Growth team as a senior portfolio manager. Robert Scheetz, Senior Vice President and Senior Portfolio Manager.  Mr. Scheetz has been with the firm since 1996 and a senior  portfolio  manager on the  International  Large Cap Growth  team since
2004.  Stephen Tong,  Associate  Director of Global Growth  Research and co-Team
Leader,  Japan  Growth.  Mr.  Tong  joined the firm 1998 as a research  analyst, became the Japan Growth team leader in 2005 and joined the  International  Large
Cap Growth team in 2007.

The  allocated   portion  of  the  Fund's   portfolio   that  is  managed  using
AllianceBernstein's International Value strategy is managed by a team made up of the following individuals:  Sharon E. Fay, Chief Investment Officer-Global Value
Equities. Ms. Fay has been with the firm for eighteen years. Kevin F. Simms. Mr.
Simms has been with the firm for fifteen years, and has been Co-Chief Investment
Officer-International  Value Equities since 2003 and Director of Research-Global
Value  Equities  since 2000.  Henry S. D'Auria.  Mr. D'Auria has served as Chief
Investment  Officer-Emerging  Markets  Value  Equities  since 2002 and  Co-Chief
Investment Officer-International Value Equities since 2003. Prior to his current
position,  Mr.  D'Auria  managed   AllianceBernstein's   global  value  research
department from 1998 to 2002.  Giulio Martini.  Mr. Martini is Chief  Investment
Officer-Currency & Quantitative  Strategies,  a position he has held since 2005.
Prior to that, Mr. Martini was Chief International Economist with responsibility for  currency  strategies  and Senior  Portfolio  Manager  on the  Global  Value
Investment Policy Group since 1992. Takeo Aso, Director of Research-Japan  Value
Equities.  Mr.  Aso has been  with the firm for ten  years.  Marilyn  G.  Fedak,
Executive Vice President,  Head-Bernstein  Global Value Equities  business,  and
Co-Chief  Investment  Officer-US  Value Equities.  Ms. Fedak has served as Chief
Investment  Officer-US  Value Equities since 1993.  Mark R. Gordon,  Director of
Global Quantitative  Research. Mr. Gordon has been with the firm for twenty-four years. Avi Lavi, Chief  Investment  Officer-UK and European Value Equities.  Mr.
Lavi  has  been  with  the  firm for  eleven  years.  John P.  Mahedy,  Co-Chief
Investment  Officer-US Value Equities,  Director of Research-US  Value Equities.
Mr.  Mahedy has been with the firm for twelve  years.  Roy  Maslen,  Director of
Research for the  Australian  Value Equities team and a member of the Australian
Value  Investment  Policy Group.  Prior to joining the firm in 2003,  Mr. Maslen worked for seven years as a consultant with McKinsey & Company.  Katsuaki Ogata,
Chief Investment  Officer-Japan Value Equities. Mr. Ogata has been with the firm
for  eleven  years.   Stuart  Rae,  Senior  Vice  President,   Chief  Investment
Officer-Pacific  Basin Value Equities.  Mr. Rae has been with the firm for eight years.  Patrick Rudden,  Senior Portfolio  Manager,  Head of Global  Diversified
Value  Equities.  Mr.  Rudden has been with the firm for six  years.  Jeffrey W.
Singer, Chief Investment  Officer-Canadian  Value Equities.  Mr. Singer has been with the firm for fifteen  years.  Sammy Suzuki,  Director of  Research-Canadian
Value  Equities.  Mr.  Suzuki has been with the firm for  thirteen  years.  John
Townsend,  Director of Research-UK & Euro Value Equities.  Mr. Townsend has been with the firm for ten years. David Yuen, Director of  Research-Emerging  Markets
Value Equities. Mr. Yuen has been with the firm for nine years.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

Please  see  the  Appendix  to the  Prospectuses  for  supplemental  performance information relating to AllianceBernstein.

Securities Selection

AllianceBernstein's  International  Large Cap Growth  strategy  uses a bottom-up security selection process in an effort to identify companies with strong growth characteristics at reasonable prices.  AllianceBernstein  seeks to hold a fairly concentrated  number  of  securities  in the  portfolio,  with a focus  on large capitalization  companies  that enjoy  dominant  positions  in their  respective industries.

AllianceBernstein's  International  Value strategy  focuses on the  relationship between a  security's  current  price and the  security's  future  earnings  and dividend-paying  capability, and seeks to purchase securities that are mispriced relative  to  the  securities'  true  values.  AllianceBernstein  believes  that short-term  thinking can create distortions  between the price of a security and its intrinsic value or long-term earnings prospects.  AllianceBernstein attempts to capitalize on resultant  mispricings through bottom-up,  fundamental research and a disciplined  valuation  process to  distinguish  those  companies that are undergoing  temporary  stress from those  companies that warrant their depressed
valuations.   AllianceBernstein   emphasizes   bottom-up   security   selection,
controlled country and sector allocations, and active currency management.

In managing its allocated  portions of the Fund's  portfolio,  AllianceBernstein
generally  does  not  maintain  explicit   constraints  on  country  and  sector
weightings in the portfolio,  and as a result,  industry and country exposure is mainly a by-product of AllianceBernstein's security selection processes.

     3. The fifth  paragraph of the section of the  Prospectuses  entitled  "Who
Manages the Funds:  Investment Advisor and the Subadvisors,"  located on page 54 of the Class Y Prospectus,  and located on page 53 (continuing  onto page 54) of the Class S Prospectus, is deleted and replaced with the following paragraph:

The Advisor manages the Funds based on the philosophy and belief that portfolios
that  are  advised  by  appropriately   constructed   combinations  of  quality,
asset-class  specialist investment managers can generally be expected to provide consistent,  above-average performance over time. Denis Larose, CFA, Christopher
A. Ray, CFA, John Stone,  CFA, Ian Dillon,  Ravi  Venkataraman,  CFA, and Marcel
Larochelle,  CFA, are responsible for establishing the Funds' overall investment strategies and evaluating and monitoring the subadvisors managing the Funds. Mr.
Larose,  the Chief  Investment  Officer  of the  Advisor,  has over ten years of consulting and investment advisory experience. From 2006 to 2007, Mr. Larose was the Chief Investment Officer of Mercer Global  Investments Canada Limited.  From
2004 to 2006,  Mr. Larose was the Chief  Investment  Officer of a public service pension plan located in Ontario,  Canada.  Prior to that, Mr. Larose spent seven years at Mercer Investment  Consulting in Toronto,  Canada,  where he acted as a senior  consultant to many of the firm's largest  clients.  Mr. Larose leads the portfolio  management team and chairs the Investment  Committee,  which develops the philosophy and establishes  investment policies for the business. Mr. Ray, a
Portfolio Manager of the Advisor, has over twenty years of investment management experience.  He  previously  served  as  a  senior  vice  president,  consultant relations manager,  and fixed income portfolio manager with a diversified mutual fund company.  Mr. Stone,  a Portfolio  Manager of the Advisor,  has over twelve years of  investment  management  experience.  He  previously  served  as a vice president and senior investment  analyst with a diversified mutual fund company.
Mr.  Dillon is a Principal  with Mercer  Global  Investments  Canada since 2006.
Prior to that, Mr. Dillon held various  investment  positions with a diversified mutual fund company  from 1996 to 2006,  including  serving as Chief  Investment
Strategist  from 2004 to 2006.  Mr.  Venkataraman,  Head of the  Advisor's  U.S.
business,  has  over  seventeen  years of  consulting  and  investment  advisory experience. Prior to his current role, Mr. Venkataraman was the Chief Investment
Officer of the  Advisor.  Prior to that,  Mr.  Venkataraman  led the  investment consulting  practice for Mercer IC in the northeast region of the United States.
Mr. Larochelle,  head of the Americas  Investment  business for Mercer, has over eighteen years of consulting and investment advisory experience. Before assuming his current role,  Mr.  Larochelle  was  President of Mercer Global  Investments
Canada Limited. Prior to that, Mr. Larochelle led Mercer's investment consulting business in Canada and Latin America.

     4. The information related to the portfolio managers of BlackRock Financial
Management, Inc., a subadvisor for the MGI Core Opportunistic Fixed Income Fund, located in the fourth full  paragraph on page 45 of the Class Y Prospectus,  and located in the fourth full  paragraph on page 44 of the Class S  Prospectus,  is deleted, and replaced with the following:

     Messrs.  Scott Amero,  Matthew Marra,  and Andrew J. Phillips are primarily responsible for the day-to-day  management of BlackRock's  allocated  portion of the Fund's portfolio.

     Mr. Amero, a Managing Director of BlackRock since 1990 and Vice Chairman of
BlackRock since 2007, is BlackRock's  Global Chief Investment  Officer for Fixed
Income and co-head of BlackRock's Fixed Income Portfolio Management Group. He is
a member of the Executive,  Operating, and Management Committees and Chairman of
the Fixed Income Investment  Strategy Group that is responsible for global fixed income strategy, asset allocation,  and overall management of client portfolios.
Mr.  Marra,  a  Managing  Director  of  BlackRock  since  2005,  is a member  of
BlackRock's  Fixed  Income  Portfolio  Management  Group.  Mr.  Marra's  primary responsibility  is managing total return  portfolios,  with a sector emphasis on
Treasury and agency securities. Mr. Marra has been a member of BlackRock's fixed income team since 1997. Mr.  Phillips,  a Managing  Director of BlackRock  since
1998, is co-head of US Fixed Income within  BlackRock's  Fixed Income  Portfolio
Management Group. Mr. Phillips is also a member of the mortgage  securities team and previously  served as the lead sector specialist before assuming his current responsibilities.  Mr.  Phillips has been a member of  BlackRock's  fixed income team since 1991.

     The SAI provides  additional  information  about each  portfolio  manager's compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of securities in the Fund, if any.

     5. On page A-3 of the Class S and the Class Y  Prospectuses,  the composite performance  information for  AllianceBernstein's  International Strategic Value
investment  strategy is  deleted,  and  replaced  with the  following  composite performance information:

                       Average Annual Total Returns (%) - Periods Ending June 30, 2007
                   ------------------------------------------------------------------------
                     1 Year             3 Years            5 Years             10 Years
                   --------------- ------------------ ------------------ ------------------

AllianceBernstein
International
Value                  30.95              27.95              22.70                N/A
MSCI EAFE(R)Index      27.00              22.40              18.62                9.06

Disclosures:
Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the  separate  or  commingled  account  composite  record of the  managers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

     6. On page  A-8 of the  Class S and  Class Y  Prospectuses,  the  paragraph describing  the composite  performance  for  AllianceBernstein  is deleted,  and replaced with the following description:

AllianceBernstein International Value

AllianceBernstein has prepared and presented this information in compliance with
the  Global  Investment  Performance  Standards  (GIPS(R)).   In  October  2000,
AllianceBernstein  was redefined when Alliance Capital Management L.P. ("ACMLP")
and Sanford C. Bernstein & Co Inc.  ("Bernstein") merged. The investment advisor continued to operate as ACMLP.  Prior to this,  the firms were  reporting  under
their   respective   names.  In  February  2006,   ACMLP  changed  its  name  to
AllianceBernstein, L.P.

The performance  results  displayed herein represent the investment  performance record for the institutional  International  Value Composite (the  "Composite").
The  Composite  consists of accounts that  typically  invest in 100 to 140 value stocks based in both developed and emerging  markets  outside the United States, and which seek a long-term  premium  relative to their  benchmarks with moderate sensitivity  to risk. The  withholding  tax basis of the Composite is consistent with the benchmark,  which is Luxembourg.  The Composite includes all fee-paying institutional  discretionary  accounts.  The Composite was created in June 2004, with an inception date of September 30, 1999.

Performance  figures have been presented net of investment  management fees. Net performance figures have been calculated by deducting the highest fee payable by an account  of this  type;  0.85% of assets,  annually  through  2004;  0.80% of
assets,   annually  thereafter.   Net-of-fee  performance  figures  reflect  the
compounding  effect of such  fees.  The  investment  advisory  fee  schedule  is disclosed in Part II of AllianceBernstein's Form ADV.

No  representation  is made that the  performance  shown is indicative of future performance. An account could incur losses as well as gains. Performance returns for each account are calculated monthly using trade-date accounting. Performance results are reported on a total  return  basis,  which  includes all income from dividends and interest,  and realized and unrealized  gains or losses.  Prior to
2001,  if an  account's  net monthly cash flows were equal to or exceeded 10% of its beginning  market value,  the Modified Dietz Method was used to daily weight the cash flows.  When an account's  net monthly cash flows were less than 10% of its beginning  market value, the cash flows were assumed to have occurred on the last day of the month.  Beginning  in 2001,  all cash  flows are daily  weighted using the Modified Dietz Method. The monthly Composite returns are calculated by weighting  each  account's  monthly  return by its  beginning  market value as a
percent  of  the  total  Composite's   beginning  market  value.  These  monthly
performance  figures are  geometrically  linked to calculate  cumulative  and/or annualized  "time-weighted"  rates of  return  for  various  time  periods.  The
Composite  contains accounts of clients  denominated in foreign  currencies.  To calculate Composite performance, each account's monthly returns are converted to
U.S. dollars using WM Reuters month-end exchange rates.

The benchmark is the MSCI EAFE Index (Europe,  Australasia, Far East). The index is designed to measure developed market equity performance  excluding the United
States and Canada.

     7. On page A-15 of the Class S and the Class Y Prospectuses,  the bar chart depicting composite  performance  information is deleted,  and replaced with the following:

                    Annual Total Returns(%) - Calendar Years
                                  NON-US EQUITY

GMO Disciplined Equity
37.7%  23.3%  15.7%  25.8%
2003   2004   2005   2006

Alliance Int'l Large Growth
5.4%   14.7%  42.7%  -17.4% -19.2% -13.8% 32.1%  17.1%  15.8%  18.2%
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

Lazard Emerging
-12.8% -23.1% 56.7%  -27.7% -2.0%  0.7%   55.6%  31.0%  41.7%  31.2%
1997   1998   1999   2000   2001   2002   2003   2004   2005   2006

Bernstein Int'l Value
-3.3%  -14.1% -6.2%  44.4%  25.9%  19.1%  31.4%
2000   2001   2002   2003   2004   2005   2006

                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2007

                The date of this Supplement is January 31, 2008.

The following  changes are made in the Statement of Additional  Information (the
"SAI") of MGI Funds (the "Trust"):

     1. The information  relating to NWQ Investment  Management Company,  LLC, a subadvisor  for the MGI US Small/Mid  Cap Value Equity Fund,  located on page 35
(continuing  onto  page  36) of the  SAI,  is  deleted,  and  replaced  with the following:

NWQ Investment  Management  Company,  LLC ("NWQ"),  2049 Century Park East, 16th
Floor,  Los Angeles,  California  90067,  serves as a  subadvisor  to the MGI US
Small/Mid  Cap  Value  Equity  Fund.  NWQ is an  indirect  subsidiary  of Nuveen
Investments,  Inc. ("Nuveen"),  and is a Delaware limited liability company that is registered  as an investment  adviser under the Advisers Act. On November 13,
2007,  Nuveen  Investments  was  acquired by investors  led by Madison  Dearborn
Partners, LLC, a private equity investment firm based in Chicago, Illinois.

     2.  The  information  relating  to  the  portfolio  managers  of  BlackRock
Financial  Management,  Inc., a subadvisor for the MGI Core Opportunistic  Fixed
Income  Fund,  located on page C-13  (continuing  onto page C-14) of the SAI, is deleted, and replaced with the following:

     BlackRock Financial Management, Inc. ("BlackRock")

     Messrs.  Scott Amero,  Matthew Marra,  and Andrew J. Phillips are primarily responsible for the day-to-day  management of BlackRock's  allocated  portion of the Fund's portfolio.  For managing BlackRock's  allocated portion of the Fund's portfolio,  each portfolio  manager  receives base  compensation  from BlackRock based on the  manager's  seniority  and/or  position  with the  firm,  which may include the amount of assets  supervised and other  management  roles within the
firm.   In  addition,   each   portfolio   manager  may  receive   discretionary
compensation,  which  can  be  a  substantial  portion  of  total  compensation.
Discretionary  compensation  can include a cash bonus, as well as one or more of
the  following   components:   deferred  compensation  and  long-term  incentive
compensation;  options and restricted stock awards;  employee stock purchase and
401(k) plans.

     As of December 31, 2007, in addition to the Fund, Mr. Amero manages,  or is a member of a management team for:

--------------------------------- ------------------------------- --------------------------------
        Other Accounts                    Total Accounts          Accounts with Performance Fees
--------------------------------- --------------- --------------- --------------- ----------------
                                    Number             Assets        Number            Assets
                                                    (in billions)                   (in billions)
--------------------------------- --------------- --------------- --------------- ----------------
Registered Investment Companies       46          $       38.8         0          $      0
--------------------------------- --------------- --------------- --------------- ----------------
Other Pooled Investment Vehicles      41          $       10.3         4          $    1.6
--------------------------------- --------------- --------------- --------------- ----------------
Other Accounts                       258          $       86.1        29          $   11.8
--------------------------------- --------------- --------------- --------------- ----------------

     As of December 31, 2007, in addition to the Fund, Mr. Marra manages,  or is a member of a management team for:

--------------------------------- ------------------------------- --------------------------------
        Other Accounts                    Total Accounts          Accounts with Performance Fees
--------------------------------- --------------- --------------- --------------- ----------------
                                    Number             Assets        Number            Assets
                                                    (in billions)                   (in billions)
--------------------------------- --------------- --------------- --------------- ----------------
Registered Investment Companies       24          $       23.6         0          $      0
--------------------------------- --------------- --------------- --------------- ----------------
Other Pooled Investment Vehicles      20          $        7.7         2          $    1.7
--------------------------------- --------------- --------------- --------------- ----------------
Other Accounts                       276          $      104.1        24          $   12.0
--------------------------------- --------------- --------------- --------------- ----------------

     As of December 31, 2007, in addition to the Fund, Mr. Phillips manages,  or is a member of a management team for:

--------------------------------- ------------------------------- --------------------------------
        Other Accounts                    Total Accounts          Accounts with Performance Fees
--------------------------------- --------------- --------------- --------------- ----------------
                                    Number             Assets        Number            Assets
                                                    (in billions)                   (in billions)
--------------------------------- --------------- --------------- --------------- ----------------
Registered Investment Companies       31          $       27.6         0          $      0
--------------------------------- --------------- --------------- --------------- ----------------
Other Pooled Investment Vehicles      22          $        8.0         2          $    1.7
--------------------------------- --------------- --------------- --------------- ----------------
Other Accounts                       294          $      121.7        25          $   11.8
--------------------------------- --------------- --------------- --------------- ----------------

     3.  The  following  changes  to the  names  of both of  AllianceBernstein's
investment   strategies   are   made   in   each   place   that   they   appear:
"AllianceBernstein    International    Strategic   Value"   is   replaced   with
"AllianceBernstein  International Value;" and  "AllianceBernstein  International
Large Cap Growth EAFE Plus" is replaced  with  "AllianceBernstein  International
Large Cap Growth."